FINANCIAL RISK MANAGEMENT - Schedule of Financial Instruments by Significant Interest Rate Benchmarks (Details) - GBP (£) £ in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-derivative financial assets
Financial assets at fair value through profit or loss	[1]	£ 206,771	£ 191,169
Net carrying amount, loans and advances to banks and reverse repurchase agreements		10,533	10,746	£ 9,775
Loans and advances to customers and reverse repurchase agreements		499,788	498,843
Debt securities		6,835	5,405
Financial assets at amortised cost		517,156	514,994
Financial assets at fair value through other comprehensive income		28,137	27,603
Other assets	[1]	15,449	16,846
Non-derivative financial liabilities
Deposits from banks and repurchase agreements		37,732	31,465
Customer deposits and repurchase agreements		477,384	460,068
Financial liabilities at fair value through profit or loss		23,123	22,646
Debt securities in issue		71,552	87,397
Other liabilities		19,947	20,347
Subordinated liabilities		13,108	14,261	£ 17,130
Derivative notional/contract amount
Contract/ notional amount		4,535,297	7,600,981
Interest rate benchmark reform amendments
Derivative notional/contract amount
Contract/ notional amount		27,873	£ 464,744
Interest rate risk | Interest rate benchmark reform amendments
Non-derivative financial assets
Financial assets at fair value through profit or loss		2,021
Financial assets at amortised cost		13,749
Financial assets at fair value through other comprehensive income		16
Other assets		0
Non-derivative financial assets		15,786
Non-derivative financial liabilities
Deposits from banks and repurchase agreements		0
Customer deposits and repurchase agreements		74
Financial liabilities at fair value through profit or loss		103
Debt securities in issue		80
Other liabilities		0
Subordinated liabilities		0
Total non-derivative financial liabilities		257
Interest rate risk | Financial assets at amortised cost, category | Interest rate benchmark reform amendments
Non-derivative financial assets
Net carrying amount, loans and advances to banks and reverse repurchase agreements		4,106
Loans and advances to customers and reverse repurchase agreements		9,517
Debt securities		126
Interest rate | Interest rate risk | Interest rate benchmark reform amendments
Derivative notional/contract amount
Contract/ notional amount		299,655
Cross currency | Interest rate risk | Interest rate benchmark reform amendments
Derivative notional/contract amount
Contract/ notional amount		42,229
Sterling LIBOR | Interest rate risk | Interest rate benchmark reform amendments
Non-derivative financial assets
Financial assets at fair value through profit or loss		1,753
Financial assets at amortised cost		3,668
Financial assets at fair value through other comprehensive income		16
Other assets		0
Non-derivative financial assets		5,437
Non-derivative financial liabilities
Deposits from banks and repurchase agreements		0
Customer deposits and repurchase agreements		0
Financial liabilities at fair value through profit or loss		0
Debt securities in issue		0
Other liabilities		0
Subordinated liabilities		0
Total non-derivative financial liabilities		0
Sterling LIBOR | Interest rate risk | Financial assets at amortised cost, category | Interest rate benchmark reform amendments
Non-derivative financial assets
Net carrying amount, loans and advances to banks and reverse repurchase agreements		0
Loans and advances to customers and reverse repurchase agreements		3,542
Debt securities		126
Sterling LIBOR | Interest rate | Interest rate risk | Interest rate benchmark reform amendments
Derivative notional/contract amount
Contract/ notional amount		12,734
Sterling LIBOR | Cross currency | Interest rate risk | Interest rate benchmark reform amendments
Derivative notional/contract amount
Contract/ notional amount		0
US Dollar LIBOR | Interest rate risk | Interest rate benchmark reform amendments
Non-derivative financial assets
Financial assets at fair value through profit or loss		268
Financial assets at amortised cost		10,081
Financial assets at fair value through other comprehensive income		0
Other assets		0
Non-derivative financial assets		10,349
Non-derivative financial liabilities
Deposits from banks and repurchase agreements		0
Customer deposits and repurchase agreements		74
Financial liabilities at fair value through profit or loss		100
Debt securities in issue		54
Other liabilities		0
Subordinated liabilities		0
Total non-derivative financial liabilities		228
US Dollar LIBOR | Interest rate risk | Financial assets at amortised cost, category | Interest rate benchmark reform amendments
Non-derivative financial assets
Net carrying amount, loans and advances to banks and reverse repurchase agreements		4,106
Loans and advances to customers and reverse repurchase agreements		5,975
Debt securities		0
US Dollar LIBOR | Interest rate | Interest rate risk | Interest rate benchmark reform amendments
Derivative notional/contract amount
Contract/ notional amount		286,921
US Dollar LIBOR | Cross currency | Interest rate risk | Interest rate benchmark reform amendments
Derivative notional/contract amount
Contract/ notional amount		42,229
Other LIBOR | Interest rate risk | Interest rate benchmark reform amendments
Non-derivative financial assets
Financial assets at fair value through profit or loss		0
Financial assets at amortised cost		0
Financial assets at fair value through other comprehensive income		0
Other assets		0
Non-derivative financial assets		0
Non-derivative financial liabilities
Deposits from banks and repurchase agreements		0
Customer deposits and repurchase agreements		0
Financial liabilities at fair value through profit or loss		3
Debt securities in issue		26
Other liabilities		0
Subordinated liabilities		0
Total non-derivative financial liabilities		29
Other LIBOR | Interest rate risk | Financial assets at amortised cost, category | Interest rate benchmark reform amendments
Non-derivative financial assets
Net carrying amount, loans and advances to banks and reverse repurchase agreements		0
Loans and advances to customers and reverse repurchase agreements		0
Debt securities		0
Other LIBOR | Interest rate | Interest rate risk | Interest rate benchmark reform amendments
Derivative notional/contract amount
Contract/ notional amount		0
Other LIBOR | Cross currency | Interest rate risk | Interest rate benchmark reform amendments
Derivative notional/contract amount
Contract/ notional amount		£ 0

[1]	See note 1 regarding changes to presentation.